Note 4 - Other Receivables (Details Textual) - Loan to Shenzhen Chuangjia Investment Partnership Limited [Member] - 99% Equity Share of Chengdu Puyi Bohui Information Technology Limited [Member]
¥ in Millions
Dec. 31, 2017 CNY (¥)
Notes, Loans and Financing Receivable, Net, Current	¥ 500,000
Interest Receivable	¥ 13,180
Financing Receivable, Interest Rate	7.30%